Borrowings - Summary of Bills Payable (Detail) - Short-term Bills Payable [member] - Commercial Papers [Member] $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,198,419	$ 70,080
Annual interest rate (%)	1.72%	1.72%
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,200,000	$ 70,131
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 1,581	$ 51